Mezzanine and Stockholders’ Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Mezzanine and Stockholders’ Equity

Note 11. Mezzanine and Stockholders’ Equity

The total number of shares outstanding as of June 30, 2025 and the total number of shares of all classes of stock that USAR has authority to issue is follows:

Class of Stock	Authorized	Par Value	Outstanding
	(In thousands, except par value)
Common Stock	750,000	$0.0001	96,189
Preferred Stock	50,000	$0.0001	3,714
Total authorized	800,000

Common Stock

Common Stock Voting Rights.    Each holder of record of Common Stock has one vote for each share of Common Stock that is outstanding and held on all matters on which stockholders are entitled to vote generally.

Dividend Rights.    The payment of future dividends on the shares of Common Stock depends on the Company’s financial condition and is subject to the discretion of the Board.

Rights Upon Liquidation.    Upon liquidation, the holders of Common Stock are entitled to receive the remaining assets of the Company available for distribution to its stockholders ratably in proportion to the number of shares held by them after payment of debts and other liabilities and subject to the rights of the holders of outstanding Preferred Stock.

Lock-Up Arrangements.    Pursuant to the Company’s bylaws, certain former members of USARE LLC, (excluding the former holders of the USARE LLC Class A Convertible Preferred Units and the USARE LLC Class A Preferred Investor Warrants, solely with respect to securities received in exchange for such USARE LLC securities) (together with their permitted transferees, the “USARE Lock-Up Holders”), unless released by the Company’s Board of Directors (the “Board”), are not permitted, prior to six months after the Closing Date to sell or otherwise dispose of any shares of Common Stock that were issued to them in connection with the transactions contemplated by the Merger (“USAR Lock-Up Shares”) without the prior written consent of the Company’s board of directors. Additionally, the USARE Lock-Up Holders are not permitted to, prior to one year after the Closing Date, transfer more than 50% of their USAR Lock-Up Shares, without the prior written consent of the Board. Notwithstanding the foregoing, in connection with the closing of the Merger, the Board released specified USARE Lock-Up Holders, generally the holders who were expected to own less than 0.2% of the Common Stock issued to all USARE Lock-Up Holders in the Merger, from the lock-up described above.

Pursuant to a Lock-Up Agreement, dated March 13, 2025, by and between the Company and Inflection Point Holdings II LLC (the “Sponsor”) and its permitted assigns agreed not to sell or otherwise dispose of 6.25 million shares of Common Stock (the “Sponsor Lock-Up Shares”) that were issued to the Sponsor in connection with the Merger Transactions in exchange for 6.25 million ordinary shares of IPXX issued to it prior to the Company’s initial public offering. Additionally, the Sponsor agreed that it would not, prior to one year after the Closing Date, transfer more than 50% of its Sponsor Lock-Up Shares, without the prior written consent of the Board.

12% Series A Convertible Preferred Stock

Preferred stock issued were designated as 12% Series A Convertible Preferred Stock (“Series A Preferred Stock”). The Company’s certificate of incorporation authorizes the Board to establish one or more series of preferred stock, which will be available for issuance without further action by the holders of Common Stock. 15.0 million shares of preferred stock have been designated as Series A Preferred Stock. Each share of Series A Preferred Stock has a stated value of $12.00 (the “Stated Value”).

Dividends:    The Series A Preferred Stock accrues dividends daily at the rate of 12% per annum of the Stated Value (if paid in kind), plus the amount of previously accrued dividends paid in kind, or 10% per annum of the Stated Value (if paid in cash), plus the amount of previously accrued dividends. Such dividends will compound semi-annually.

Liquidation Preference:    Upon any liquidation, the holders of Series A Preferred Stock will be entitled to receive out of the available proceeds (i) 100% of the Stated Value per share of Preferred Stock plus accumulated dividends (“Accrued Value”) or (ii) an amount per share that would be payable had all shares of Series A Preferred Stock been converted into Common Stock immediately prior to the liquidation event. Thereafter, the holders of Series A Preferred Stock will be entitled to receive their pro-rata share of the remaining available proceeds available for distribution to stockholders, on an as-converted to Common Stock basis.

Voting:    The Series A Preferred Stock will (i) vote together with the Common Stock as a single class, except as required by law and (ii) subject to certain protective provisions. Holders of Series A Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series A Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matters.

Conversion:    Each share of Series A Preferred Stock is convertible into Common Stock at any time at the option of the holder at a rate equal to the Accrued Value, divided by the then-applicable conversion price. The conversion price is initially $12.00, subject to adjustments for stock dividends, splits, combinations and similar events and customary anti-dilution adjustments, including with respect to future issuances or sales of Common Stock at prices less than $10.00 per share. In addition, if the 20-day volume-weighted average price of the Common Stock on the twenty-first trading day following the date that is six months after the Closing Date is less than the conversion price then in effect, the conversion price will be adjusted to the greater of (i) such volume weighted average price and (ii) $7.50. On May 2, 2025, the conversion price was reduced to $7.00.

Put Rights:    Unless prohibited by applicable law governing distributions to stockholders, the Series A Preferred Stock is redeemable at the option of the holder commencing any time after the 5th anniversary of the Closing at a price equal to the Accrued Value.

Call Rights:    Unless prohibited by applicable law governing distributions to stockholders, the Series A Preferred Stock shall be redeemable at the option of the Company commencing any time:

(a)     prior to the 1st anniversary of the Closing at a price equal to the 150% of the Accrued Value,

(b)    on or after the 1st anniversary but prior to the 2nd anniversary of the Closing at a price equal to 140% of the Accrued Value,

(c)     on or after the 2nd anniversary of the Closing but prior to the 3rd anniversary of the Closing at a price equal to 130% of the Accrued Value,

(d)    on or after the 3rd anniversary of the Closing but prior to the 4th anniversary of the Closing at a price equal to 120% of the Accrued Value,

(e)     on or after the 4th anniversary of the Closing but prior to the 5th anniversary of the Closing at a price equal to 110% of the Accrued Value, or

(f)     on or after the 5th anniversary of the Closing at a price equal to 100% of the Accrued Value.

In accordance with ASC 480-10-S99, the Company classified the Series A Preferred Stock subject to redemption in mezzanine equity as the redemption provisions are not solely within the control of the Company.

Warrants

The following table presents the number of potential shares of Common Stock that outstanding warrant holders may acquire as of June 30, 2025.

	Balance Sheet Classification	Exercise Price	Potential Common Stock Shares Issuable Upon Exercise(1)
	(In thousands, except for exercise price)
Investor Public Warrants	Equity	$11.50	12,369
Investor Private Warrants	Equity	$11.50	6,000
Series A Warrants(2)(3)	Liability	$7.00	6,130
Common Stock warrants(3)	Liability	$7.00	10,714
Prefunded warrants(3)	Liability	$0.0001	2,164
Total Warrants			37,377

(1)      Amount presented is net of exercises.

(2)      On March 13, 2025, the Company granted warrants to acquire approximately 23.8 million shares of Common Stock. On May 3, 2025, the exercise price of the outstanding Series A warrants was reduced from $12.00 to $7.00 due to the $75M PIPE (as defined below). The number of shares of Common Stock issuable related to the outstanding Series A warrants on May 3, 2025 was subsequently increased by approximately 171%.

(3)      See the following section entitled “Private Investment in Public Entity Financing”.

Private Investment in Public Entity Financing

On May 2, 2025, the Company closed its private investment in public equity financing (the “$75M PIPE”) with a single institutional investor. Under the $75M PIPE agreement, the Company issued the following shares of Common Stock, Common Stock warrant, and Prefunded warrant:

	Common Stock Shares and Warrants Issued	Exercise Price
	(In thousands)
Common Stock shares	8,550
Common Stock warrants	10,714	$7.00
Prefunded warrants	2,164	$0.0001

In exchange for the above issuances, the Company received cash of $75.0 million. The $75M PIPE agreement specified that:

•        exercisability of the Common Stock warrants, Common Stock and Prefunded warrants are contingent upon investor’s beneficial ownership of the Company, which may not exceed 9.99% at time of exercise;

•        the Common Stock warrant will expire six (6) years from the initial exercise date;

•        the Prefunded warrant does not expire;

•        embedded put rights upon a Fundamental Transaction, as defined in the agreement;

•        can be exercised in whole or in part;

•        can only be exercised as long as the warrant is still outstanding; and

•        other conditions and covenants as outlined in the agreement.

Upon closing of the $75M PIPE, the Company recognized a loss of $36.9 million on the value of the issued Common Stock shares, as the fair value of the related Common Stock warrant and Prefunded warrant on the issuance date exceeded the value of the financing received. The recognized loss on the value of the issued shares of Common Stock was recognized in (Loss) gain on fair market value of financial instruments on the Company’s Condensed Consolidated Statements of Operations. As of June 30, 2025, the Common Stock warrant remains unexercisable. See Note 4, “Fair Value Measurements — Private Investment in Public Entity Financing” for further information regarding the valuation of the $75M PIPE Common Stock warrant and Prefunded warrant.

Conversion of IPXX Warrants

As a result of the Domestication, (a) each of the then issued and outstanding warrants to purchase Class A ordinary shares of IPXX automatically became a USAR Warrant exercisable for one share of Common Stock on the same terms as the pre-Domestication warrants; and (b) each unit of IPXX issued and outstanding as of immediately prior to the Domestication was automatically canceled and each holder received one share of Common Stock and one-half of one

USAR Warrant exercisable for one share of Common Stock on the same terms as the pre-Domestication warrants, with any fractional USAR Warrants to be issued in connection with such separation rounded down to the nearest whole warrant.

USARE LLC Series A Investor Warrants

As a result of the Merger transaction closing, the USARE LLC Class A Units Purchase Warrants automatically converted into USAR Series A Investor Warrants. The USARE LLC Class A Units Purchase Warrants were previously classified as equity. As the legal form of the warrants changed as a result of the Merger, management reassessed the classification of the warrants.

The USAR Series A Investor Warrants provide for a Black-Scholes value calculation, as defined, in the event of certain transactions (“Fundamental Transactions,” as defined in the USAR Series A Investor Warrants), which includes a floor on volatility utilized in the Black-Scholes value calculation at 100% or greater. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815, the Company has classified the fair value of the USAR Series A Investor Warrants as a liability to be re-measured at the end of every reporting period with the change in value reported in the Condensed Consolidated Statement of Operations.

The activity related to the USARE LLC Class A Purchase Warrants to acquire USARE LLC Class A common units as of January 1, 2025, and changes during the six months ended June 30, 2025 are summarized as follows:

	Units	Weighted Average Exercise Price	Intrinsic Value
	(In thousands, except for exercise price)
Outstanding as of January 1, 2025	3,000	$12.00	$0
Issuance of warrants – additional Class A Preferred	2,279
Conversion to Series A Preferred Investor Warrant	(5,279)
Outstanding as of June 30, 2025	—

USARE LLC Warrants to Acquire Class B Common Units

The activity related to the USARE LLC warrants to acquire USARE LLC Class B common units as of January 1, 2025, and changes during the six months ended June 30, 2025 are summarized as follows:

	Units	Weighted Average Exercise Price	Intrinsic Value
	(In thousands, except for exercise price)
Outstanding as of January 1, 2025	8,315	$0.24	$16,000
Cashless exercise to class B Common Units	(8,315)
Outstanding as of June 30, 2025	—

USARE LLC Warrants to Acquire Class C Preferred Units

The activity related to the USARE LLC warrants to acquire USARE LLC Class C convertible preferred units as of January 1, 2025, and changes during the six months ended June 30, 2025 are summarized as follows:

	Units	Weighted Average Exercise Price	Intrinsic Value
	(In thousands, except for exercise price)
Outstanding as of January 1, 2025	1,949	$1.06	$1,956
Dividends	19	1.73
Cashless exercise to Common B Units	(1,968)
Outstanding as of June 30, 2025	—

USARE LLC Class B Common and Class C Convertible Preferred Units

Upon closing of the Merger, the following USARE LLC warrants to acquire Class B common and Class C convertible preferred units of USARE LLC were converted into shares of Common Stock using the treasury method of accounting on a cashless exercise basis and an exchange conversion ratio of approximately 0.204 shares of USAR Common Stock for each Class A unit of USARE LLC.

Shares
(In thousands)
USARE LLC Class B Common Warrants	1,521
USARE LLC Class C Convertible Preferred Warrants	379
Total USAR Common Stock	1,900